GOODWILL AND OTHER INTANGIBLE ASSETS Q- Schedule of Future Amortization Expense (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 8,621
Future amortization expense, year one	9,084
Future amortization expense, year two	6,159
Future amortization expense, year three	4,841
2029 and beyond	403
Total future amortization expense	$ 29,108